Taxes - Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate [Abstract]
Income tax (benefit) expense computed based on PRC statutory rate		$ (246,590)	$ 22,069
Favorable tax rate and tax exemption impact in PRC entities	[1]	(57,717)	(96,381)
Effect of rate differential for non-PRC entities		108,612	(62,521)
Change in valuation allowance		258,127	201,698
Total income tax provisions		$ 62,432	$ 64,865

[1]	During the six months ended June, 2025 and 2024, Xinjiang United Family and all its branch offices were subject to 25% income tax rate. For the six months ended June 30, 2025, 14 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB33,000 to RMB180,000 per month. For the six months ended June 30, 2024, 12 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB33,000 to RMB180,000 per month. The rest of the UFG entities were exempted from paying income tax. For the six months ended June 30, 2025 and 2024, the tax saving as the result of the favorable tax rates and tax exemption amounted to $57,717 and $96,381, respectively, and per share effect of the favorable tax rate and tax exemption was $0.16 and $0.62, respectively.